SCHEDULE OF FAIR VALUE SENSITIVITY ANALYSIS (Details) - Latam Logistic Properties SA [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impact of basis points on excit cap rate decreased [member]
IfrsStatementLineItems [Line Items]
Building and land Increase (decrease)	$ (2,987,585)	$ (2,697,642)
Impact of basis points on discount rate decrease [member]
IfrsStatementLineItems [Line Items]
Building and land Increase (decrease)	(3,356,702)	(2,905,108)
Impact of basis points on excit cap rate and discount rate decrease [member]
IfrsStatementLineItems [Line Items]
Building and land Increase (decrease)	(6,264,419)	(5,565,415)
Impact of Basis Points on Excit Cap Rate Increased [Member]
IfrsStatementLineItems [Line Items]
Building and land Increase (decrease)	2,987,585	2,697,642
Impact of Basis Points on Discount Rate Increased [Member]
IfrsStatementLineItems [Line Items]
Building and land Increase (decrease)	3,356,702	2,905,108
Impact of Basis Points on Excit Cap Rate and Discount Rate Increased [Member]
IfrsStatementLineItems [Line Items]
Building and land Increase (decrease)	$ 6,264,419	$ 5,565,415